DERIVATIVE FINANCIAL INSTRUMENTS and FAIR VALUE MEASUREMENTS (Details 1) - USD ($)	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Derivative [Line Items]
Embedded conversion option liabilities	$ 350,063	$ 780,281
Fair value of liability for warrant derivative instruments	86,662	269,648	$ 158,244
Total	436,725	1,049,929	158,244	$ 0
Fair Value, Inputs, Level 1 [Member]
Derivative [Line Items]
Embedded conversion option liabilities	0	0
Fair value of liability for warrant derivative instruments	0	0	0
Total	0	0
Fair Value, Inputs, Level 2 [Member]
Derivative [Line Items]
Embedded conversion option liabilities	0	0
Fair value of liability for warrant derivative instruments	0	0	0
Total	0	0
Fair Value, Inputs, Level 3 [Member]
Derivative [Line Items]
Embedded conversion option liabilities	350,063	780,281
Fair value of liability for warrant derivative instruments	86,662	269,648	$ 158,244
Total	$ 436,725	$ 1,049,929